Sales revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of sales revenue [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Years ended December 31,
Description	2021	2020	2019

Revenue
Passenger revenue	9,101,576	5,197,272	11,198,595
Cargo transport and other revenue	1,301,090	799,222	604,297
Gross revenue	10,402,666	5,996,494	11,802,882
Taxes levied
Passenger revenue	(290,532)	(157,665)	(290,696)
Cargo transport and other revenue	(136,405)	(94,703)	(69,869)
Total taxes	(426,937)	(252,368)	(360,565)
Net revenue	9,975,729	5,744,126	11,442,317

Disclosure of revenue by geographical location
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2021	2020	2019

Domestic revenue	8,849,486	4,759,257	9,195,535
Foreign revenue	1,126,243	984,869	2,246,782
Net revenue	9,975,729	5,744,126	11,442,317